Movement of Allowance for Doubtful Accounts (Detail) - Allowance for Doubtful Accounts, Current - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 1,043	$ 599	$ 543
Charge to expenses	1,417	474	426
Reversal	(166)		(362)
Exchange difference	(110)	(30)	(8)
Balance at end of the year	$ 2,184	$ 1,043	$ 599